Share capital (Details) - Stock Option [Member]	6 Months Ended
Jun. 30, 2018 $ / shares shares
Disclosure of financial assets [line items]
Number of outstanding options, Beginning | shares	5,710,000
Expired / Cancelled | shares
Granted | shares
Number of outstanding options, Ending | shares	5,710,000
Options exercisable | shares	5,710,000
Weighted average exercise price, Beginning | $ / shares	$ 1.75
Expired / Cancelled | $ / shares
Granted | $ / shares
Weighted average exercise price, Ending | $ / shares	1.75
Options exercisable | $ / shares	$ 1.75
Weighted average remaining contractual life (in years), Beginning	7 years 4 months 20 days
Weighted average remaining contractual life (in years), Ending	6 years 10 months 21 days
Weighted average remaining contractual life options exercisable (in years)	6 years 10 months 21 days